Lease Liabilities	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Lease Liabilities [Abstract]
LEASE LIABILITIES

NOTE 9 – LEASE LIABILITIES

Operating Lease Right-of-Use (“ROU”) Asset and Operating Lease Liabilities

On July 6, 2021, the Company acquired Model Meals (see Note 3), which had a lease agreement for its facility in Santa Ana, California which expired in December 2021 (see Note 12) and had remaining operating right-of-use asset and liability of $76,136 and $79,054, respectively. Pursuant to the lease agreement, the lease required the Company to pay a monthly base rent of $14,140 for the remainder of the lease term.

On June 1, 2021, the Company entered into a lease agreement, effective July 13, 2021, for its facility in Pembroke Pine, Florida. The lease is for a period of 36 months commencing in July 2021 and expiring in July 2024. Pursuant to the lease agreement, the Company shall pay a monthly base rent of; (i) $8,062 in the first year; (ii) $8,465 in the second year and; (iii) $8,888 in the third year.

On November 11, 2021, the Company renewed its lease agreement (“Renewed Lease Agreement”) for their California kitchen facility, effective on January 1, 2022. The Renewed Lease Agreement provides for (i) a term of six months from the effective date which terminated on June 30, 2022; (ii) a monthly base rent of $9,960 and; (iii) a monthly storage fee of $2,340. The Renewed Lease Agreement can be terminated with two months’ notice. The Company has elected not to recognize right-of-use (“ROU”) assets and lease liabilities for short-term leases that have a term of 12 months or less (see Note 2). As of July 1, 2022, the Company is leasing storage space on a month-to month basis and is no longer operating the kitchen at this facility.

For the nine months ended July 31, 2022, total rent expense amounted to $182,043 which is included in general and administrative expenses on the accompanying unaudited consolidated statements of operations.

The significant assumption used to determine the present value of the operating lease liabilities was a discount rate of 10% which was based on the Company’s estimated incremental borrowing rate.

On July 31, 2022 and October 31, 2021, operating lease right-of-use assets is summaries below:

	July 31, 2022	October 31, 2021
	(Unaudited)
Operating ROU assets	$336,614	$336,614
Less accumulated reductions	(153,736)	(68,105)
Balance of Operating ROU assets, net	$182,878	$268,509

Operating lease liabilities related to the Operating ROU assets is summarized below:

	July 31, 2022	October 31, 2021
	(Unaudited)
Operating lease liabilities	$339,532	$339,532
Reduction of operating lease liabilities	(151,738)	(71,178)
Total	187,794	268,354
Less: short term portion	(86,699)	(101,431)
Long term portion	$101,095	$166,923

Future minimum operating lease payments under the operating lease agreements on July 31, 2022 are as follows:

Year	Amount
Ending October 31, 2022 (remaining)	$25,394
Ending October 31, 2023	102,846
Ending October 31, 2024	79,991
Total minimum non-cancellable operating lease payments	208,231
Less: discount to fair value	(20,437)
Total operating lease liabilities on July 31, 2022	$187,794

Financing Lease Right-of-Use (“ROU”) Assets and Financing Lease Liability

On July 13, 2021, the Company entered into a financing agreement with a lessor for the purchase of equipment. Pursuant to the financing agreement, the Company shall make a monthly payment of $6,500 for a period of 36 months commencing in August 2021 through August 2024. The monthly payment shall consist of $6,000 cash and $500 in gift card allowance, reflected in the accompanying unaudited consolidated balance sheet under accrued expense and other liabilities. At the effective date of the financing agreement, the Company recorded a financing lease payable of $200,509.

The significant assumption used to determine the present value of the financing lease liability was a discount rate of 10% which was based on the Company’s estimated incremental borrowing rate.

Financing right-of-use (“Financing ROU”) asset is summarized below:

	July 31, 2022	October 31, 2021
	(Unaudited)
Financing ROU assets	$200,509	$200,509
Less accumulated depreciation	(69,621)	(19,494)
Balance of financing ROU assets, net	$130,888	$181,015

For the three and nine months ended July 31, 2022, depreciation expense related to Financing ROU assets amounted to $16,709 and $50,127, respectively.

Financing lease liability related to the Financing ROU assets is summarized below:

	July 31, 2022	October 31, 2021
	(Unaudited)
Financing lease payables for equipment	$200,509	$200,509
Reduction of financing lease liability	(59,648)	(13,650)
Total	140,861	186,859
Less: short term portion	(66,926)	(62,210)
Long term portion	$73,935	$124,649

Future minimum lease payments under the financing lease agreement on July 31, 2022 are as follows:

Year	Amount
Year ending October 31, 2022 (remaining)	$19,500
Year ending October 31, 2023	78,000
Year ending October 31, 2024	58,500
Total minimum non-cancellable financing lease payments	156,000
Less: discount to fair value	(15,139)
Total financing lease liabilities on July 31, 2022	$140,861

NOTE 9 – LEASE LIABILITIES

Operating Lease Right-of-Use (“ROU”) Asset and Operating Lease Liabilities

On July 6, 2021, the Company acquired Model Meals (see Note 3), which had a lease agreement for its facility in Santa Ana, California which expired in December 2021 (see Note 16) and had remaining operating right-of-use asset and liability of $76,136 and $79,054, respectively. Pursuant to the lease agreement, the lease requires the Company to pay a monthly base rent of $14,140 for the remainder of the lease term.

June 1, 2021, the Company entered into a lease agreement, effective July 13, 2021, for its facility in Pembroke Pine, Florida. The lease is for a period of 36 months commencing in July 2021 and expiring in July 2024. Pursuant to the lease agreement, the Company shall pay a monthly base rent of; (i) $8,062 in the first year; (ii) $8,465 in the second year and; (iii) $8,888 in the third year.

For the ten months ended October 31, 2021, total rent expense amounted to $154,078 which is included in general and administrative expenses on the accompanying consolidated statements of operations.

The significant assumption used to determine the present value of the operating lease liabilities was a discount rate of 10% which was based on the Company’s estimated incremental borrowing rate.

Operating right-of-use (“Operating ROU”) asset is summarized below:

October 31, 2021
Operating ROU assets	$336,614
Less accumulated amortization	(68,105)
Balance of Operating ROU assets, net	$268,509

Operating lease liabilities related to the Operating ROU assets is summarized below:

October 31, 2021
Operating lease liabilities	$339,532
Total operating lease liabilities	339,532
Reduction of operating lease liabilities	(71,178)
Total	268,354
Less: short term portion	(101,431)
Long term portion	$166,923

Future minimum operating lease payments under the operating lease agreements at October 31, 2021 are as follows:

Year	Amount
Year ending October 31, 2022	$122,402
Year ending October 31, 2023	102,849
Year ending October 31, 2024	79,991
Total minimum non-cancelable operating lease payments	305,242
Less: discount to fair value	(36,888)
Total operating lease liabilities at October 31, 2021	$268,354

Financing Lease Right-of-Use (“ROU”) Assets and Financing Lease Liability

On July 13, 2021, the Company entered into a financing agreement with a lessor for the purchase of equipment. Pursuant to the financing agreement, the Company shall make a monthly payment of $6,500 for a period of 36 months commencing in August 2021 through August 2024. The monthly payment shall consist of $6,000 cash and $500 in gift card allowance, reflected in the accompanying balance sheet under accrued expense and other liabilities. At the effective date of the financing agreement, the Company recorded a financing lease payable of $200,509.

The significant assumption used to determine the present value of the financing lease liability was a discount rate of 10% which was based on the Company’s estimated incremental borrowing rate.

Financing right-of-use (“Financing ROU”) asset is summarized below:

October 31, 2021
Financing ROU assets	$200,509
Less accumulated depreciation	(19,494)
Balance of financing ROU assets, net	$181,015

For the ten months ended October 31, 2021, depreciation expense related to Financing ROU assets amounted to $19,494.

Financing lease liability related to the Financing ROU assets is summarized below:

October 31, 2021
Financing lease payables for equipment	$200,509
Total financing lease payables	200,509
Reduction of financing lease liability	(13,650)
Total	186,859
Less: short term portion	(62,210)
Long term portion	$124,649

Future minimum lease payments under the financing lease agreement at October 31, 2021 are as follows:

Year	Amount
Year ending October 31, 2022	$78,000
Year ending October 31, 2023	78,000
Year ending October 31, 2024	58,500
Total minimum non-cancelable financing lease payments	214,500
Less: discount to fair value	(27,641)
Total financing lease liabilities at October 31, 2021	$186,859